EARNINGS PER SHARE (Restated)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE (Restated)

11.	EARNINGS PER SHARE (Restated)

Basic earnings per share ("EPS") are calculated with reference to the weighted average number of common shares outstanding during the year. Treasury shares are not included in the calculation. The computation of diluted EPS for the years ended December 31, 2015, 2014 and 2013, assumes the conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2015	2014	2013
	Restated	Restated	Restated
Net (loss) income attributable to Golar LNG Ltd stockholders - basic and diluted	(171,146)	(48,017)	109,555

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2015	2014	2013
Basic earnings per share:
Weighted average number of common shares outstanding	93,357	87,013	80,530

Diluted earnings per share:
Weighted average number of common shares outstanding	93,357	87,013	80,530
Effect of dilutive share options	—	—	381
Effect of dilutive convertible bonds	—	—	4,545
Common stock and common stock equivalents	93,357	87,013	85,456

(Loss) earnings per share are as follows:

	2015	2014	2013
	Restated	Restated	Restated
Basic	$(1.83)	$(0.55)	$1.36
Diluted	$(1.83)	$(0.55)	$1.28